ASSET UNDER DEVELOPMENT - Schedule of Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Extractive Industries [Roll Forward]
Balance as of January 1,	$ 1,152,032	$ 877,838
Additions	338,327	221,184
Interest costs capitalized	72,469	53,010
Balance as of December 31,	$ 1,562,828	$ 1,152,032